Note 9 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	As of December 31,
	2011	2012
Accrued compensation and employee benefits	€642	€1,176
Due to social security	282	326
Withholding tax due	118	162
Other payables	89	64
Total	€1,131	€1,728